ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			36 Months Ended		0 Months Ended		36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Mar. 22, 2012 Ordinary Shares Coolsand acquisition	Jan. 27, 2004 Ordinary Shares Founder	Dec. 31, 2013 American Depository Shares
ORDINARY SHARES
Shares issued during the period							100
Issue price (in dollars per share)							$ 0.01
Value of shares repurchased	$ 3,683	$ 1,394	$ 12,835					$ 17,912
Number of ADSs shares repurchased				12,500,000				2,100,000
Shares issued as part of the purchase consideration						15,000,000
Shares authorized to issue	294,000,000	294,000,000		294,000,000	294,000,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Number of shares issued	278,514,322	278,597,522		278,514,322	278,597,522
Number of shares outstanding	278,514,322	278,597,522		278,514,322	278,597,522